LONG TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LONG TERM DEBT
LONG-TERM DEBT

10.  LONG-TERM DEBT

Long-term Debt – Related Parties

On July 14, 2018, the Company entered into an exchange agreement with Dr. Faupel, whereby Dr. Faupel agreed to exchange outstanding amounts due to him for loans, interest, bonus, salary and vacation pay in the amount of $660,895 for a $207,111 promissory note dated September 4, 2018. On July 20, 2018, the Company entered into an exchange agreement with Dr. Cartwright, whereby Dr. Cartwright agreed to exchange outstanding amounts due to him for loans, interest, bonus, salary and vacation pay in the amount of $1,621,499 for a $319,000 promissory note dated September 4, 2018 that incurs interest at a rate of 6% per annum.

On July 24, 2019, Dr. Faupel and Mr. Cartwright agreed to an addendum to the debt restructuring exchange agreement and to modify the terms of the original exchange agreement. Under this modification Dr. Faupel and Mr. Cartwright agreed to extend the note to be due in full on the third anniversary of that agreement.

On February 19, 2021, the Company entered into new promissory notes replacing the original notes from September 4, 2018, with Mark Faupel and Gene Cartwright. For Dr. Cartwright the principal amount on the new note was $267,085, matures on February 18, 2023, and will accrue interest at a rate of 6.0%. For Dr. Faupel the principal amount on the new note was $153,178, matures on February 18, 2023, and will accrue interest at a rate of 6.0%. The modifications extended the maturity date on both of the notes.

On February 19, 2021, the Company exchanged $100,000 and $85,000 of long-term debt for Dr. Cartwright and Dr. Faupel in exchange for 100 and 85 shares of Series F2 Preferred Stock, respectively.

The table below summarizes the detail of the exchange agreement:

For Dr. Faupel:

Salary	$134
Bonus	20
Vacation	95
Interest on compensation	67
Loans to Company	196
Interest on loans	149
Total outstanding prior to exchange	661

Amount forgiven in prior years	(454)
Amount exchanged for Series F-2 Preferred Stock	(85)
Total interest accrued through December 31, 2021	39
Balance outstanding at December 31, 2021	$161

Interest accrued through September 30, 2022	7
Balance outstanding at September 30, 2022	$168
For Dr. Cartwright

Salary	$337
Bonus	675
Loans to Company	528
Interest on loans	81
Total outstanding prior to exchange	1,621

Amount forgiven in prior years	(1,302)
Amount exchanged for Series F-2 Preferred Stock	(100)
Total interest accrued through December 31, 2021	62
Balance outstanding at December 31, 2021	$281

Interest accrued through June 30, 2022	12
Balance outstanding at September 30, 2022	$293

On June 22, 2022, we entered into exchange agreements with Dr. Cartwright and Dr. Faupel. Pursuant to the agreements, $29,776 of related-party payables, $31,285 of short-term related-party debt and $8,939 of accrued expenses owed to these executives will be converted into shares of common stock and/or warrants valued at $70,000, upon successful completion of a financing of at least $4,000,000.

On March 22, 2021, the Company entered into an exchange agreement with Richard Fowler. As of December 31, 2020, the Company owed Mr. Fowler $546,214 ($412,624 in deferred salary and $133,590 in accrued interest). The Company exchanged $50,000 of the amount owed of $546,214 for 50 share of Series F-2 Preferred Shares (convertible into 200,000 common stock shares), and a $150,000 unsecured note. The note accrues interest at the rate of 6% (18% in the event of default) beginning on March 22, 2022 and is payable in monthly installments of $3,580 for four years, with the first payment due on March 15, 2022. The effective interest rate of the note is 6.18%. During the nine months ended September 30, 2022, Mr. Fowler forgave $43,057 of the outstanding balance of deferred compensation and may forgive up to $216,604 of the remaining deferred compensation if the Company complies with the repayment plan described above. The reduction in the outstanding balance met the criteria for troubled debt. The basic criteria are that the borrower is troubled, i.e., they are having financial difficulties, and a concession is granted by the creditor. The outstanding principal amount owed on the note was $128,684 as of September 30, 2022, of which $36,286 is included in “Current portion of long-term debt, related parties” and the remainder of which is included in “Long-term debt, related parties” on the consolidated balance sheets.

Future debt obligations as of September 30, 2022 for debt owed to related parties are as follows (in thousands):

Year	Amount
2022	$10
2023	498
2024	39
2025	41
2026	2
Total	$590

As of September 30, 2022, $497,170 of the debt owed to related parties is included in “Current portion of long-term debt, related parties” and $92,399 is included in “Long-term debt, related parties” within the unaudited consolidated balance sheet. As of December 31, 2021, the outstanding debt owed was included in “Long-term debt, related parties” within the consolidated balance sheet.

Small Business Administration Loan

On May 4, 2020, the Company received a loan from the Small Business Administration (SBA) pursuant to the Paycheck Protection Program (PPP) as part of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) in the amount of $50,184. The loan accrued interest at a rate of 1.00%, and matured in 24 months, with the principal and interest payments being deferred until the date of forgiveness with interest accruing, then converting to monthly principal and interest payments, at the interest rate provided herein, for the remaining eighteen (18) months. During the year ended December 31, 2021, $23,976 of the loan balance was forgiven. As of September 30, 2022 and December 31, 2021, the outstanding balance was nil and $11,181, respectively, and is included in “Current portion of long-term debt” within the consolidated balance sheets. Accrued interest on the note was nil and $385 as of September 30, 2022 and December 31, 2021, respectively.

10% Senior Unsecured Convertible Debenture

On May 17, 2021, the Company issued 10% Senior Unsecured convertible debentures to investors, which mature on May 17, 2024 (the “Maturity Date”). The Company subscribed $1,130,000 of the $1,000 convertible debentures. The terms of the debentures are as follows: 1) the principal amount of some or all of the convertible debentures and accrued interest are convertible into common stock shares at the holder’s option, at a price of $0.50 per common stock share (the “conversion price”), subject to adjustment in certain events, at any time prior to maturity date; 2) upon successful uplist to a U.S. National Exchange, the note will automatically convert into the uplisting financing; 3) each debenture unit will have a right to 1,000 warrants for common stock shares, warrants have an exercise price of $0.80 and an expiration date of May 17, 2023; 4) if a Change of Control (as defined in the Convertible Debenture Certificate) occurs prior to the Maturity Date, unless the holder elects in writing to convert the Convertible Debentures into common shares, the Company will repay in cash upon the closing of such Change of Control all outstanding principal and accrued interest under each Convertible Debenture plus a Change of Control premium equal to an additional 3% of the outstanding principal sum under such Convertible Debenture. Prior to the closing of an Change of Control, in lieu of repayment as set forth in the preceding sentence, the holder has the right to elect in writing to convert, effective immediately prior to the effective date of such Change of Control, all outstanding principal and accrued Interest under the Convertible Debentures into common shares at the Conversion Price; 5) Subject to a holder’s option of electing conversion prior to the Redemption Date (as such term is defined below), on or after the date that is 24 months from the Closing Date if the daily volume weighted average trading price of the common shares is $1.50 per common share or more for each trading day over a 30 consecutive trading day period, the Company may, at any time (the “Redemption Date”), at its option, redeem all, or any portion of the Convertible Debentures for either: (i) a cash payment (in the form of a certified cheque or bank draft) that is equal to all outstanding principal and accrued interest under each Convertible Debenture up to the Redemption Date; or (ii) by issuing and delivering common shares to the holders of Convertible Debentures at a deemed price of $0.50 per common share that is equal to all outstanding principal and accrued interest under each Convertible Debenture up to the Redemption Date, or any combination of (i) or (ii), upon not less than 30 days and not more than 60 days prior written notice in the manner provided in the Debenture Certificate, to the holder of Convertible Debentures.

At September 30, 2022 and December 31, 2021, the balance due on the 10% Senior Secured Convertible Debenture was $1,130,000 and total accrued interest was $28,878 and $73,326, respectively. The bond payable discount and unamortized debt issuance costs as of September 30, 2022 and December 31, 2021 are presented below (in thousands):

	Senior Secured Convertible Debenture
	September 30, 2022	December 31, 2021
10% Senior Unsecured Convertible Debentures	$1,130	$1,130
Debt Issuance costs to be amortized	(48)	(69)
Debt Discount	(165)	(241)
Senior Secured Convertible Debenture	$917	$820

As of September 30, 2022 and December 31, 2022, the entire balance of the Senior Secured Convertible Debenture is included in “Long-term convertible debt” within the unaudited consolidated balance sheet.

6% Unsecured Promissory Note

On July 9, 2020, we entered into an exchange agreement with Mr. Bill Wells (a former employee). In lieu of agreeing to dismiss approximately half of what was owed to him, or $220,000, Mr. Wells received the following: (i) cash payments of $20,000; (ii) an unsecured promissory note in the amount of $90,000 to be executed within 30 days of completing new financing(s) totaling at least $3.0 million, (iii) 66,000 common share stock options that vest at a rate of 3,667 per month and have a $0.49 exercise price (if two consecutive payments in (ii) are not made the stock options will be canceled and a cash payment will be required; and (iv) the total amount of forgiveness by creditor of approximately $110,000 shall be prorated according to amount paid.

During the year ended December 31, 2021, the Company closed a financing round that exceeded the $3.0 million threshold and issued an unsecured promissory note in the amount of $97,052 to Mr. Wells. The note, for which monthly installment payments of $5,000 are due, matures 18 months after the issuance date and incurs interest at a rate of 6.0% per annum. During the nine months ended September 30, 2022, the Company made payments of $65,000 to Mr. Wells, which resulted in forgiveness of $65,000 of the remaining balance of accrued compensation. The reduction in the outstanding balance met the criteria for troubled debt. The basic criteria are that the borrower is troubled, i.e., they are having financial difficulties, and a concession is granted by the creditor.

As of September 30, 2022, the outstanding principal balance on the note was $32,052, and is included in “Current portion of long-term debt” within the consolidated balance sheets. As of December 31, 2021, the outstanding balance on the note was $97,052, of which $75,000 was included in “Current portion of long-term debt” and $22,052 was included in “Long-term debt.” As of September 30, 2022 and December 31, 2021, accrued interest on the note was $4,733 and $2,106, respectively.

10.  LONG-TERM DEBT

Long-term Debt – Related Parties

On July 14, 2018, the Company entered into an exchange agreement with Dr. Faupel, whereby Dr. Faupel agreed to exchange outstanding amounts due to him for loans, interest, bonus, salary and vacation pay in the amount of $660,895 for a $207,111 promissory note dated September 4, 2018. On July 20, 2018, the Company entered into an exchange agreement with Dr. Cartwright, whereby Dr. Cartwright agreed to exchange outstanding amounts due to him for loans, interest, bonus, salary and vacation pay in the amount of $1,621,499 for a $319,000 promissory note dated September 4, 2018 that incurs interest at a rate of 6% per annum.

On July 24, 2019, Dr. Faupel and Mr. Cartwright agreed to an addendum to the debt restructuring exchange agreement and to modify the terms of the original exchange agreement. Under this modification Dr. Faupel and Mr. Cartwright agreed to extend the note to be due in full on the third anniversary of that agreement.

On February 19, 2021, the Company entered into new promissory notes replacing the original notes from September 4, 2018, with Mark Faupel and Gene Cartwright. For Dr. Cartwright the principal amount on the new note was $267,085, matures on February 18, 2023, and will accrue interest at a rate of 6.0%. For Dr. Faupel the principal amount on the new note was $153,178, matures on February 18, 2023, and will accrue interest at a rate of 6.0%. The modifications extended the maturity date on both of the notes.

On February 19, 2021, the Company exchanged $100,000 and $85,000 of long-term debt for Dr. Cartwright and Dr. Faupel in exchange for 100 and 85 shares of Series F-2 Preferred Stock, respectively.

The table below summarizes the detail of the exchange agreement:

For Dr. Faupel:

Salary	$134
Bonus	20
Vacation	95
Interest on compensation	67
Loans to Company	196
Interest on loans	149
Total outstanding prior to exchange	661

Amount forgiven	(454)
Total Interest accrued through December 31, 2020	29
Balance outstanding at December 31, 2020	$236

Exchange for Series F-2 Preferred Stock	(85)
Interest and salaries accrued through December 31, 2021	10
Balance outstanding at December 31, 2021	$161

For Dr.Cartwright

Salary	$337
Bonus	675
Loans to Company	528
Interest on loans	81
Total outstanding prior to exchange	1,621

Amount forgiven	(1,302)
Total Interest accrued through December 31, 2020	45
Balance outstanding at December 31, 2020	$364

Exchange for Series F-2 Preferred Stock	(100)
Interest and salaries accrued through December 31, 2021	17
Balance outstanding at December 31, 2021	$281

On March 22, 2021, the Company entered into an exchange agreement with Richard Fowler. As of December 31, 2020, the Company owed Mr. Fowler $546,214 ($412,624 in deferred salary and $133,590 in accrued interest). Mr. Fowler exchanged $50,000 of the amount owed of $546,214 for 50 shares of Series F-2 Preferred Shares (convertible into 200,000 shares of common stock) and a $150,000 unsecured note. The note accrues interest at the rate of 6.0% (18.0% in the event of default) beginning on March 1, 2022 and is payable in monthly installments of $3,600 for four years, with the first payment being due on March 15, 2022. The effective interest rate of the note is 6.18%. Mr. Fowler forgave $86,554 and may forgive up to $259,661 of debt if the Company complies with the repayment plan described above.

At the time of the exchange agreement with Mr. Fowler, the Company was in default to the creditor on two notes in the amounts of $12,500 and $13,900 dated December 21, 2016 and January 19, 2017, respectively. The March 22, 2021 exchange agreement modified the notes to current status, payable in full within one year from the date of the agreement, in monthly payments of at least $3,850. The notes accrue at an interest rate of 6% (18% in the event of default).

Future debt obligations as shown below include: $281,000, $161,000 and $150,000 for a total of $592,000 for Dr. Cartwright, Dr. Faupel, and Mr. Fowler, respectively. Future debt obligations at December 31, 2021 for debt owed to related parties is as follows:

Year	Amount
2022	$30
2023	479
2024	39
2025	41
2026	3
Thereafter	-
Total	$592

Troubled Debt Restructuring

The debt extinguished for Dr. Cartwright, Mr. Fowler and Dr. Faupel meet the criteria for troubled debt. The basic criteria are that the borrower is troubled, i.e., they are having financial difficulties, and a concession is granted by the creditor. Due to the Company being in default on several of its loans the debt is considered troubled debt. During the year ended December 31, 2021, the Company recorded a gain of $86,554 for Mr. Fowler’s debt exchange.

Small Business Administration Loan

On May 4, 2020, the Company received a loan from the Small Business Administration (SBA) pursuant to the Paycheck Protection Program (PPP) as part of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) in the amount of $50,184. The loan bears interest at a rate of 1.00%, and matures in 24 months, with the principal and interest payments being deferred until the date of forgiveness with interest accruing, then converting to monthly principal and interest payments, at the interest rate provided herein, for the remaining eighteen (18) months. Lender will apply each payment first to pay interest accrued to the day Lender received the payment, then to bring principal current, and will apply any remaining balance to reduce principal. Payments must be made on the same day as the date of this Note in the months they are due. Lender shall adjust payments at least annually as needed to amortize principal over the remaining term of the Note. Under the provisions of the PPP, the loan amounts will be forgiven as long as: the loan proceeds are used to cover payroll costs, and most mortgage interest, rent, and utility costs over a 24 week period after the loan is made; and employee and compensation levels are maintained. In addition, payroll costs are capped at $100,000 on an annualized basis for each employee. Not more than 40% of the forgiven amount may be for non-payroll costs. As of December 31, 2021 and 2020, the outstanding balance was $11,000 (this amount is recorded in current portion of long-term debt) and $50,477, including $385 and $293 in accrued interest, respectively. During the year ended December 31, 2021, the Company was notified that the application for loan forgiveness was approved in the amount of $23,742 in principal and $234 in interest.

10% Senior Unsecured Convertible Debenture

On May 17, 2021, the Company issued 10% Senior Unsecured convertible debentures to investors, which mature on May 17, 2024 (the “Maturity Date”). The Company subscribed $1,130,000 of the $1,000 convertible debentures. The terms of the debentures are as follows: 1) the principal amount of some or all of the convertible debentures and accrued interest are convertible into common stock shares at the holder’s option, at a price of $0.50 per common share (the “conversion price”), subject to adjustment in certain events, at any time prior to maturity date; 2) prior to successful uplist to a U.S. National Exchange, the Company may, at its election, convert the note at the conversion price, or in the event the Company undertakes a capital raise in connection with the uplisting, the holder may, at their election, exchange some or all of the debentures for securities issued in such capital raise on a $1.00 for $1.00 basis; 3) each debenture unit will have a right to 1,000 warrants for common stock shares, warrants have an exercise price of $0.80 and an expiration date of May 17, 2023; 4) if a Change of Control (as defined in the Convertible Debenture Certificate) occurs prior to the Maturity Date, unless the holder elects in writing to convert the Convertible Debentures into common shares, the Company will repay in cash upon the closing of such Change of Control all outstanding principal and accrued interest under each Convertible Debenture plus a Change of Control premium equal to an additional 3% of the outstanding principal sum under such Convertible Debenture. Prior to the closing of an Change of Control, in lieu of repayment as set forth in the preceding sentence, the holder has the right to elect in writing to convert, effective immediately prior to the effective date of such Change of Control, all outstanding principal and accrued Interest under the Convertible Debentures into common shares at the Conversion Price; 5) Subject to a holder's option of electing conversion prior to the Redemption Date (as such term is defined below), on or after the date that is 24 months from the Closing Date if the daily volume weighted average trading price of the common shares is $1.50 per common share or more for each trading day over a 30 consecutive trading day period, the Company may, at any time (the "Redemption Date"), at its option, redeem all, or any portion of the Convertible Debentures for either: (i) a cash payment (in the form of a certified cheque or bank draft) that is equal to all outstanding principal and accrued interest under each Convertible Debenture up to the Redemption Date; or (ii) by issuing and delivering common shares to the holders of Convertible Debentures at a deemed price of $0.50 per common share that is equal to all outstanding principal and accrued interest under each Convertible Debenture up to the Redemption Date, or any combination of (i) or (ii), upon not less than 30 days and not more than 60 days prior written notice in the manner provided in the Debenture Certificate, to the holder of Convertible Debentures.

At December 31, 2021, the balance due on the 10% Senior Secured Convertible Debenture was $1,130,000 and total interest accrued was $73,326. At December 31, 2021, the Company had also recorded a bond payable discount of $240,856 and unamortized debt issuance costs of $69,120, for a net balance of $819,024. Interest is payable at the rate of 10% compounded quarterly, payable semi-annually on July 1 and January 1, beginning on January 1, 2022, each conversion date and on the maturity date.

6% Unsecured Promissory Note

On July 9, 2020, we entered into an exchange agreement with Mr. Bill Wells (a former employee). In lieu of agreeing to dismiss approximately half of what was owed to him, or $220,000, Mr. Wells received the following: (i) cash payments of $20,000; (ii) an unsecured promissory note in the amount of $90,000 to be executed within 30 days of completing new financing(s) totaling at least $3.0 million, (iii) 66,000 common share stock options that vest at a rate of 3,667 per month and have a $0.49 exercise price (if two consecutive payments in (ii) are not made the stock options will be canceled and a cash payment will be required; and (iv) the total amount of forgiveness by creditor of approximately $110,000 shall be prorated according to amount paid.

During the year ended December 31, 2021, the Company closed a financing round that exceeded the $3.0 million threshold and issued an unsecured promissory note in the amount of $97,052 to Mr. Wells. The note, for which monthly installment payments of $5,000 are due, matures 18 months after the issuance date and incurs interest at a rate of 6.0% per annum. As of December 31, 2021, the total amount owed to Mr. Wells (principal and accrued interest), was $99,158, of which $77,087 was classified as short-term and is included in “Current portion of long-term debt” on the consolidated balance sheet. The remaining balance is classified as long-term and is included in “Long-term debt” on the consolidated balance sheet.